Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Reconciliation of Carrying Amount of Goodwill by Reportable Business Segments
Changes in the carrying amount of goodwill by reportable business segment are as follows:

	Canada	U.S.	Asset Management	Asia	Total
Balance, January 1, 2023	$2,607	$3,364	$2,034	$700	$8,705
Acquisitions (Note 3)	162	104	134	—	400
Disposition	(21)	—	—	—	(21)
Foreign exchange rate movements	—	(79)	(20)	(16)	(115)
Balance, December 31, 2023	$2,748	$3,389	$2,148	$684	$8,969
Acquisitions (Note 3)	(1)	—	—	—	(1)
Foreign exchange rate movements	—	290	140	58	488
Balance, December 31, 2024	$2,747	$3,679	$2,288	$742	$9,456

The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2024	2023
Canada	$2,747	$2,748
U.S.
Dental	2,479	2,283
Group Benefits	1,200	1,106
Asset Management
SLC Management	1,748	1,645
MFS	540	503
Asia	742	684
Total	$9,456	$8,969

Schedule of Changes in Intangible Assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2023	$1,761	$3,542	$1,117	$6,420
Additions	126	261	46	433
Acquisitions	—	368	67	435
Foreign exchange rate movements	(11)	(73)	(8)	(92)
Balance, December 31, 2023	$1,876	$4,098	$1,222	$7,196
Additions	303	3	—	306
Disposals	(21)	—	(47)	(68)
Foreign exchange rate movements	70	236	98	404
Balance, December 31, 2024	$2,228	$4,337	$1,273	$7,838
Accumulated amortization and impairment losses
Balance, January 1, 2023	$(765)	$(906)	$(25)	$(1,696)
Amortization charge for the year	(113)	(231)	—	(344)
Impairment of intangible assets	—	—	(5)	(5)
Foreign exchange rate movements	6	15	2	23
Balance, December 31, 2023	$(872)	$(1,122)	$(28)	$(2,022)
Amortization charge for the year	(218)	(259)	—	(477)
Disposals	21	—	—	21
Impairment of intangible assets(1)	—	(195)	(6)	(201)
Foreign exchange rate movements	(37)	(60)	(4)	(101)
Balance, December 31, 2024	$(1,106)	$(1,636)	$(38)	$(2,780)
Net carrying amount, end of year:
As at December 31, 2023	$1,004	$2,976	$1,194	$5,174
As at December 31, 2024	$1,122	$2,701	$1,235	$5,058

(1)    Includes an impairment charge of $186 on an intangible asset related to bancassurance in Vietnam reflecting updates resulting from changes in regulatory and macro-economic factors. The recoverable amount of $303 is based on value-in-use. The impairment is included in Operating Expenses in our Consolidated Statements of Operations.

The components of the intangible assets are as follows:

As at December 31,	2024	2023
Finite life intangible assets:
Distribution, sales potential of field force	$244	$258
Client relationships and asset administration contracts	2,457	2,718
Internally generated software	1,122	1,004
Total finite life intangible assets	3,823	3,980
Indefinite life intangible assets:
Fund management contracts(1) and other	1,235	1,194
Total indefinite life intangible assets	1,235	1,194
Total intangible assets	$5,058	$5,174

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets. Fund management contracts are allocated to MFS and SLC Management CGUs with carrying values of $290 (2023 — $272) and $931 (2023 — $916), respectively.